SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.1 - Schedule 2

Rating Agency Grades
Run Date - 10/12/2026 9:15:09 AM
LOAN INFORMATION						INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P	MDBRS	Fitch	Kroll	Moody's	S&P
[Redacted]	1000164263	1000164263				B	B	B	B	B	A	A	A	A	A						B	B	B	B	B	B	B	B	B	B	A	A	A	A	A						B	B	B	B	B
[Redacted]	1000164420	1000164420				A	A	A	A	A	A	A	A	A	A						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A						A	A	A	A	A